Property and equipment, net - Additional information (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Property and equipment, net
Depreciation expense	$ 4,690,925	¥ 32,814,894	¥ 26,996,910	¥ 23,167,001